Crewing cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Crewing cost [Line Items]
Short-term employee benefits expense	$ 155,958	$ 150,743	$ 122,197
Other crew related cost	20,728	19,534	18,733
Crewing cost	$ 176,686	$ 170,277	$ 140,930